Note 43 - Impairment or reversal of impairment on non-financial assets (Tables)	6 Months Ended
Jun. 30, 2019
Impairment or reversal of impairment on non-financial assets
Table of Impairment or Reversal of Impairment on non-financial assets
Impairment or (reversal) of impairment on non-financial assets (Millions of Euros)
	June 2019	June 2018
Tangible assets	30	18
Intangible assets	1	3
Others	13	(21)
Total	44	-